CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Profit or loss [abstract]
Net sales (note 25)	$ 2,823,901	$ 2,908,565
Cost of sales	2,119,440	2,102,612
Gross profit	704,461	805,953
Selling, general and administrative expenses (note 16(a))	340,487	364,912
Impairment of trade accounts receivable (note 6)	27,652	3,634
Restructuring and acquisition-related costs (note 17)	47,329	34,228
Operating income	288,993	403,179
Financial expenses, net (note 14(c))	39,168	31,045
Earnings before income taxes	249,825	372,134
Income tax (recovery) expense (note 18)	(9,984)	21,360
Net earnings	259,809	350,774
Other comprehensive income (loss), net of related income taxes:
Cash flow hedges (note 14(d))	(3,917)	(10,158)
Actuarial loss on employee benefit obligations (note 12(a))	(1,296)	(1,694)
Other comprehensive income	(5,213)	(11,852)
Comprehensive income	$ 254,596	$ 338,922
Earnings per share (note 19):
Basic (in dollars per share)	$ 1.27	$ 1.66
Diluted (in dollars per share)	$ 1.27	$ 1.66